SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Property and Equipment) (Details)	Dec. 31, 2024
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	17 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	33 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember